UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-3105
                                                      --------

                      Oppenheimer Capital Appreciation Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 11/30/2007
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--98.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.5%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
Las Vegas Sands Corp. 1                            1,886,125   $    213,886,575
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.0%
Harman International Industries, Inc.                 39,210          2,885,856
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
Amazon.com, Inc. 1                                   525,910         47,626,410
--------------------------------------------------------------------------------
MEDIA--2.0%
Comcast Corp., Cl. A Special, Non-Vtg. 1           1,511,575         30,548,921
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                   1,946,988         79,086,653
--------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., Cl. A 1         5,633,117         87,876,625
                                                               -----------------
                                                                    197,512,199
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.9%
J.C. Penney Co., Inc. (Holding Co.)                2,306,826        101,777,163
--------------------------------------------------------------------------------
Target Corp.                                       1,513,653         90,909,999
                                                               -----------------
                                                                    192,687,162
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.4%
Abercrombie & Fitch Co., Cl. A                       949,882         77,928,319
--------------------------------------------------------------------------------
Tiffany & Co.                                      1,275,880         59,239,108
                                                               -----------------
                                                                    137,167,427
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.5%
Polo Ralph Lauren Corp., Cl. A                     2,191,644        151,179,603
--------------------------------------------------------------------------------
CONSUMER STAPLES--6.8%
--------------------------------------------------------------------------------
BEVERAGES--0.0%
Fomento Economico Mexicano SA de CV, UBD             144,854            467,464
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.6%
Costco Wholesale Corp.                             2,637,258        177,751,189
--------------------------------------------------------------------------------
Sysco Corp.                                        2,552,089         82,968,413
                                                                ----------------
                                                                    260,719,602
--------------------------------------------------------------------------------
FOOD PRODUCTS--3.2%
Cadbury Schweppes plc                             11,528,032        147,655,509
--------------------------------------------------------------------------------
Nestle SA                                            356,115        170,181,870
                                                               -----------------
                                                                    317,837,379
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.0%
Reckitt Benckiser Group plc                        1,726,342        102,572,541
--------------------------------------------------------------------------------
ENERGY--7.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.4%
Schlumberger Ltd.                                  2,372,660        221,725,077
--------------------------------------------------------------------------------
Smith International, Inc.                          1,904,196        119,431,173
                                                               -----------------
                                                                    341,156,250
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.9%
Occidental Petroleum Corp.                         2,236,782        156,060,280
--------------------------------------------------------------------------------
Range Resources Corp.                              2,704,411        110,015,439
--------------------------------------------------------------------------------
XTO  Energy, Inc.                                  1,986,056        122,777,982
                                                               -----------------
                                                                    388,853,701


                    1 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
FINANCIALS--11.6%
--------------------------------------------------------------------------------
CAPITAL MARKETS--7.4%
Charles Schwab Corp. (The)                         3,577,842   $     86,977,339
--------------------------------------------------------------------------------
Fortress Investment Group LLC, Cl. A               4,392,551         79,988,354
--------------------------------------------------------------------------------
Franklin Resources, Inc.                             651,569         80,260,269
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                      922,374        209,046,843
--------------------------------------------------------------------------------
Northern Trust Corp.                               1,052,615         85,251,289
--------------------------------------------------------------------------------
Och-Ziff Capital Management Group, Cl. A 1         1,811,960         44,664,814
--------------------------------------------------------------------------------
UBS AG                                             3,015,516        151,485,630
                                                               -----------------
                                                                    737,674,538
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
CME Group, Inc.                                      297,493        195,928,890
--------------------------------------------------------------------------------
INSURANCE--1.4%
Prudential Financial, Inc.                         1,463,545        137,778,126
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
CB Richard Ellis Group, Inc., Cl. A 1              3,495,417         83,016,154
--------------------------------------------------------------------------------
HEALTH CARE--14.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.7%
Celgene Corp. 1                                    1,512,442         93,090,805
--------------------------------------------------------------------------------
Genentech, Inc. 1                                    903,395         68,883,869
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                            2,408,292        112,081,910
                                                               -----------------
                                                                    274,056,584
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Bard (C.R.), Inc.                                    530,537         44,846,293
--------------------------------------------------------------------------------
St. Jude Medical, Inc. 1                           1,704,687         67,761,308
                                                               -----------------
                                                                    112,607,601
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.3%
Express Scripts, Inc. 1                              160,370         10,865,068
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                     1,142,994        114,287,970
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                             1,303,177         77,082,920
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                  1,497,672        126,118,959
                                                               -----------------
                                                                    328,354,917
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--2.0%
Covance, Inc. 1                                      774,212         67,611,934
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1                   2,257,345        130,113,366
                                                               -----------------
                                                                    197,725,300
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.1%
Abbott Laboratories                                1,648,107         94,782,634
--------------------------------------------------------------------------------
Allergan, Inc.                                       958,916         64,285,729
--------------------------------------------------------------------------------
Merck & Co., Inc.                                  1,809,715        107,424,682
--------------------------------------------------------------------------------
Roche Holding AG                                     862,031        164,026,030
--------------------------------------------------------------------------------
Shire plc                                          3,064,988         72,720,382
                                                               -----------------
                                                                    503,239,457
--------------------------------------------------------------------------------
INDUSTRIALS--9.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.8%
Boeing Co.                                         1,425,195         131,887,545
--------------------------------------------------------------------------------


                    2 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
--------------------------------------------------------------------------------
General Dynamics Corp.                             1,434,532   $    127,357,751
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                621,988         68,835,412
--------------------------------------------------------------------------------
Precision Castparts Corp.                            514,167         75,757,366
--------------------------------------------------------------------------------
United Technologies Corp.                          2,282,625        170,671,871
                                                               -----------------
                                                                    574,509,945
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
Corporate Executive Board Co. (The)                1,150,285         77,172,621
--------------------------------------------------------------------------------
Robert Half International, Inc.                    1,202,976         32,432,233
                                                               -----------------
                                                                    109,604,854
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Foster Wheeler Ltd. 1                                 67,400         10,042,600
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.3%
ABB Ltd.                                           4,538,536        132,964,217
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.6%
McDermott International, Inc. 1                    1,120,790         58,617,317
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.7%
Fastenal Co.                                       1,773,980         70,320,567
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--30.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--9.0%
Cisco Systems, Inc. 1                             11,325,033        317,327,425
--------------------------------------------------------------------------------
Corning, Inc.                                      7,359,090        178,752,296
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                1,415,890         37,407,814
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                     3,402,340        138,747,425
--------------------------------------------------------------------------------
Research in Motion Ltd. 1                          1,957,510        222,803,788
                                                               -----------------
                                                                    895,038,748
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--6.1%
Apple, Inc. 1                                      1,586,130        289,024,609
--------------------------------------------------------------------------------
EMC Corp. 1                                        7,941,330        153,029,429
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                2,140,140        109,489,562
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                          2,166,130         53,525,072
                                                               -----------------
                                                                    605,068,672
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.5%
eBay, Inc. 1                                       4,425,030        148,371,256
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                576,260        399,348,180
                                                               -----------------
                                                                    547,719,436
--------------------------------------------------------------------------------
IT SERVICES--2.1%
Affiliated Computer Services, Inc., Cl. A 1        2,980,806        125,074,620
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1             2,676,963         83,253,549
                                                               -----------------
                                                                    208,328,169
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--
2.5%
ASML Holding NV 1                                  2,746,690         95,447,478
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                            3,456,000         92,413,440
--------------------------------------------------------------------------------
Microchip Technology, Inc.                         2,091,220         60,206,224
                                                               -----------------
                                                                    248,067,142


                    3 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
SOFTWARE--5.0%
Adobe Systems, Inc. 1                              2,759,978   $    116,305,473
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                      3,091,750        102,306,008
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                   2,422,947        114,096,574
--------------------------------------------------------------------------------
Microsoft Corp.                                    2,945,833         98,979,989
--------------------------------------------------------------------------------
Salesforce.com, Inc. 1                             1,243,455         70,541,202
                                                               -----------------
                                                                    502,229,246
--------------------------------------------------------------------------------
MATERIALS--5.0%
--------------------------------------------------------------------------------
CHEMICALS--4.4%
Monsanto Co.                                       2,754,673        273,731,856
--------------------------------------------------------------------------------
Praxair, Inc.                                      1,969,255        168,134,992
                                                               -----------------
                                                                    441,866,848
--------------------------------------------------------------------------------
METALS & MINING--0.6%
Allegheny Technologies, Inc.                         567,443         55,467,553
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.8%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.8%
America Movil SAB de CV, ADR, Series L             1,908,857        117,700,123
--------------------------------------------------------------------------------
Crown Castle International Corp. 1                 3,715,170        155,851,382
--------------------------------------------------------------------------------
NII Holdings, Inc. 1                               1,934,140        106,687,162
                                                               -----------------
                                                                    380,238,667
                                                               -----------------
Total Common Stocks (Cost $7,408,398,283)                         9,765,017,717

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--1.2%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 4.98%  2,3
(Cost $119,656,644)                              119,656,644        119,656,644
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $7,528,054,927)                                   99.2%     9,884,674,361
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                          0.8         78,934,723
                                                --------------------------------
NET ASSETS                                             100.0%  $  9,963,609,084
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES         GROSS           GROSS              SHARES
                                                     AUGUST 31, 2007     ADDITIONS      REDUCTIONS   NOVEMBER 30, 2007
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E       105,210,056   399,613,561     385,166,973         119,656,644

                                                                                                  DIVIDEND
                                                                                 VALUE              INCOME
-----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                       $ 119,656,644   $       1,531,681

3. Rate shown is the 7-day yield as of November 30, 2007.


                    4 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies that are not traded on an exchange are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                    5 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of November 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                           EXPIRATION   CONTRACT AMOUNT           VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION             DATE            (000S)         NOVEMBER 30, 2007   DEPRECIATION
-------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Mexican Nuevo Peso (MXN)      12/3/07            92,133   MXN   $       8,445,111   $     22,304

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $ 7,590,785,412
                                  ================

Gross unrealized appreciation     $ 2,499,468,961
Gross unrealized depreciation        (205,580,012)
                                  ----------------
Net unrealized appreciation       $ 2,293,888,949
                                  ================


                    6 | OPPENHEIMER CAPITAL APPRECIATION FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    01/14/2008